Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Fidelity Metaverse ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Metaverse ETF
Class Name	Fidelity® Metaverse ETF
Trading Symbol	FMET
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Metaverse ETF for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Metaverse ETF	$ 41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending June 30, 2025, rising amid resilient economic growth throughout the world, a slowing in the pace of inflation in certain markets, global monetary easing and the benefit of generally weaker U.S. dollar for stocks abroad, despite elevated volatility stemming from changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, equities in emerging markets, led by China (+98%), gained roughly 41% overall and contributed most to the fund's performance for the fiscal year, followed by the United States (+7%).
•By sector, communication services gained 29% and contributed most, driven by media & entertainment firms (+29%). Information technology stocks also helped, gaining 3% and benefiting from the software & services industry (+11%). Elsewhere, the real estate sector rose 10%, boosted by equity real estate investment trusts (+12%). Other noteworthy contributors included the industrials (+50%) and consumer discretionary (+4%) sectors.
•In contrast, the U.K. returned about -48% and was a meaningful detractor from a geographic standpoint.
•Turning to individual stocks, the top contributor was Roblox (+182%), within the media & entertainment industry. In the same category, stakes in Meta Platforms (+46%), Take-Two Interactive Software (+56%) and NetEase (+44%) also helped. Nvidia (+27%), a stock in the semiconductors & semiconductor equipment industry, was another plus.
•Conversely, the biggest detractor was Adobe (-31%), from the software & services segment. Among semiconductors & semiconductor equipment stocks, Intel (-37%) hurt the fund's performance as well. Media & entertainment stock Snap (-48%) further hindered the fund. Lastly, Samsung Electronics (-23%) and Super Micro Computer (-40%), within the technology hardware & equipment group, weighed on performance too.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 19, 2022 through June 30, 2025. Initial investment of $10,000. Fidelity® Metaverse ETF $10,000 $8,433 $10,209 $12,175 Fidelity Metaverse Index℠ $10,000 $8,444 $10,274 $12,307 MSCI ACWI (All Country World Index) Index $10,000 $8,644 $10,111 $12,111 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Metaverse ETF - NAV 12.13% 10.22% Fidelity Metaverse Index℠ 12.55% 10.72% MSCI ACWI (All Country World Index) Index 16.54% 11.37% A From April 19, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 19, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 40,653,972
Holdings Count | shares	53
Advisory Fees Paid, Amount	$ 125,313
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$40,653,972
Number of Holdings	53
Total Advisory Fee	$125,313
Portfolio Turnover	30%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.5 Communication Services 38.3 Real Estate 6.2 Industrials 0.9 Consumer Discretionary 0.8 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 74.8 Korea (South) 12.0 China 5.7 France 2.6 Japan 1.5 Sweden 1.4 Taiwan 0.7 Germany 0.5 United Kingdom 0.5 United Arab Emirates 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.8 Korea (South) - 12.0 China - 5.7 France - 2.6 Japan - 1.5 Sweden - 1.4 Taiwan - 0.7 Germany - 0.5 United Kingdom - 0.5 United Arab Emirates - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Advanced Micro Devices Inc 5.0 NVIDIA Corp 4.7 Microsoft Corp 4.6 Meta Platforms Inc Class A 4.5 QUALCOMM Inc 4.5 Samsung Electronics Co Ltd 4.4 Alphabet Inc Class A 4.4 Apple Inc 4.2 Adobe Inc 3.9 Autodesk Inc 3.3 43.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Electric Vehicles and Future Transportation ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Electric Vehicles and Future Transportation ETF
Class Name	Fidelity® Electric Vehicles and Future Transportation ETF
Trading Symbol	FDRV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Electric Vehicles and Future Transportation ETF for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Electric Vehicles and Future Transportation ETF	$ 41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending June 30, 2025, rising amid resilient economic growth throughout the world, a slowing in the pace of inflation in certain markets, global monetary easing and the benefit of generally weaker U.S. dollar for stocks abroad, despite elevated volatility stemming from changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, equities in emerging markets, led by China (+55%), gained 30% overall and contributed most to the fund's performance for the fiscal year, followed by the United States (+6%).
•By sector, consumer discretionary gained about 22% and contributed most, driven by the automobiles & components industry (+20%). Exposure to industrials stocks also helped, gaining 14%. The materials sector returned about -0.5%.
•Conversely, Europe ex U.K., primarily France (-13%), returned roughly -2% and was a notable detractor. From a sector standpoint, information technology returned -1% and hurt most.
•Turning to individual stocks, the biggest contributor was Tesla (+55%), from the automobiles & components industry. In the same group, XPeng (+135%), BYD (+58%) and Zhejiang Leapmotor Technology (+101%) boosted the fund as well. Among capital goods stocks, Bloom Energy (+96%) was another positive.
•In contrast, the biggest detractor was Luminar Technologies (-88%), from the automobiles & components category. In the same group, Gentex (-25%) and NIO (-16%) hurt the fund as well. Technology hardware & equipment firm Samsung SDI returned -50% and also pressured performance. Lastly, STMicroelectronics (-27%), within the semiconductors & semiconductor equipment industry, further detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 5, 2021 through June 30, 2025. Initial investment of $10,000. Fidelity® Electric Vehicles and Future Transportation ETF $10,000 $7,085 $7,607 $5,359 $5,976 Fidelity Electric Vehicles and Future Transportation Index℠ $10,000 $7,184 $7,751 $5,483 $6,115 MSCI ACWI (All Country World Index) Index $10,000 $8,524 $9,970 $11,943 $13,918 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Electric Vehicles and Future Transportation ETF - NAV 11.51% -12.87% Fidelity Electric Vehicles and Future Transportation Index℠ 11.52% -12.33% MSCI ACWI (All Country World Index) Index 16.54% 9.25% A From October 5, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 05, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 28,180,628
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 113,905
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$28,180,628
Number of Holdings	52
Total Advisory Fee	$113,905
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Consumer Discretionary 46.2 Information Technology 29.9 Industrials 20.6 Materials 3.1 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 38.2 China 26.7 Japan 9.9 Netherlands 4.5 Germany 4.4 Korea (South) 4.0 Sweden 3.2 France 2.6 Belgium 1.7 Others 4.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 38.2 China - 26.7 Japan - 9.9 Netherlands - 4.5 Germany - 4.4 Korea (South) - 4.0 Sweden - 3.2 France - 2.6 Belgium - 1.7 Others - 4.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Uber Technologies Inc 4.8 NXP Semiconductors NV 4.5 Infineon Technologies AG 4.4 Contemporary Amperex Technology Co Ltd H Shares 4.3 Renesas Electronics Corp 4.3 Tesla Inc 4.1 Li Auto Inc A Shares 4.0 BYD Co Ltd H Shares 3.9 XPeng Inc A Shares 3.5 Rivian Automotive Inc Class A 3.4 41.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Digital Health ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Digital Health ETF
Class Name	Fidelity® Digital Health ETF
Trading Symbol	FDHT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Digital Health ETF for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Digital Health ETF	$ 42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending June 30, 2025, rising amid resilient economic growth throughout the world, a slowing in the pace of inflation in certain markets, global monetary easing and the benefit of generally weaker U.S. dollar for stocks abroad, despite elevated volatility stemming from changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, equity markets in the United States gained 18% and contributed most to the fund's performance for the fiscal year, followed by Asia Pacific ex Japan (+38%), especially Australia (+40%).
•By sector, health care gained about 17% and contributed most, driven by the health care equipment & services industry (+18%). Exposure to consumer staples stocks (+20%) also helped, benefiting from the consumer staples distribution & retail industry (+20%). Elsewhere, information technology companies rose approximately 30%, boosted by the software & services industry (+100%). Communication services (+9%) added value as well, lifted by the media & entertainment group (+9%).
•Conversely, Canada returned -40% and detracted most, followed by Europe ex U.K. (-5%), especially Switzerland (-24%). From a sector standpoint, industrials returned -17% and notably hurt. This group was hampered commercial & professional services firms (-17%).
•Turning to individual stocks, the top contributor was Hims & Hers Health (+170%), within the health care equipment & services category. In that same group, stakes in Doximity (+117%), Pro Medicus (+93%), Veeva Systems (+58%) and Insulet (+56%) also helped.
•In contrast, the biggest detractor was Tandem Diabetes Care (-54%), from the health care equipment & services group. Within the same industry, Astrana Health (-39%) and Well Health Technologies (-40%) hurt the fund's performance as well. Among consumer staples distribution & retail stocks, DocMorris returned approximately -70% and further weighed on performance. Lastly, IQVIA Holdings (-25%), from the pharmaceuticals, biotechnology & life sciences category, detracted too.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 5, 2021 through June 30, 2025. Initial investment of $10,000. Fidelity® Digital Health ETF $10,000 $7,401 $7,843 $7,332 $8,537 Fidelity Digital Health Index℠ $10,000 $7,441 $7,913 $7,427 $8,678 MSCI ACWI (All Country World Index) Index $10,000 $8,524 $9,970 $11,943 $13,918 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Digital Health ETF - NAV 16.43% -4.15% Fidelity Digital Health Index℠ 16.84% -3.72% MSCI ACWI (All Country World Index) Index 16.54% 9.25% A From October 5, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 05, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 8,415,156
Holdings Count | shares	50
Advisory Fees Paid, Amount	$ 31,817
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$8,415,156
Number of Holdings	50
Total Advisory Fee	$31,817
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 86.9 Consumer Staples 8.1 Information Technology 3.0 Industrials 2.0 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 62.2 Australia 7.5 China 6.6 Netherlands 5.4 Switzerland 4.1 Germany 3.7 Sweden 3.5 Japan 2.6 Denmark 2.1 Others 2.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 62.2 Australia - 7.5 China - 6.6 Netherlands - 5.4 Switzerland - 4.1 Germany - 3.7 Sweden - 3.5 Japan - 2.6 Denmark - 2.1 Others - 2.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ResMed Inc 4.5 Dexcom Inc 4.5 Veeva Systems Inc Class A 4.5 Intuitive Surgical Inc 4.3 Insulet Corp 4.0 Koninklijke Philips NV 3.9 Siemens Healthineers AG 3.7 Cochlear Ltd 3.5 Sonova Holding AG 3.3 Pro Medicus Ltd 2.9 39.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Crypto Industry and Digital Payments ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Crypto Industry and Digital Payments ETF
Class Name	Fidelity® Crypto Industry and Digital Payments ETF
Trading Symbol	FDIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Crypto Industry and Digital Payments ETF for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Crypto Industry and Digital Payments ETF	$ 44	0.39%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending June 30, 2025, rising amid resilient economic growth throughout the world, a slowing in the pace of inflation in certain markets, global monetary easing and the benefit of generally weaker U.S. dollar for stocks abroad, despite elevated volatility stemming from changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, equities in the United States gained roughly 24% and contributed most to the fund's performance for the fiscal year, followed by Asia Pacific ex Japan (+7%).
•By sector, financials gained approximately 34% and contributed most, driven by the financial services industry (+34%). Information technology stocks also helped, gaining 8% and particularly benefiting from software & services stocks (+8%). The industrials sector rose about 7%, boosted by commercial & professional services firms (+7%).
•In contrast, Canada returned -34% and detracted most, followed by Europe ex U.K. (+1%), especially France (-29%). From a sector standpoint, communication services returned -21% and notably hurt. This group was especially hampered by the media & entertainment industry (-21%). Energy companies (-36%) further pressured performance.
•Turning to individual stocks, the biggest contributor was Coinbase Global (+57%), within the financial services industry. In that same same group, Robinhood Markets gained 142% and boosted the fund as well. Exposure to software & services stocks Core Scientific (+81%), Bitdeer Technologies (+10%) and Hut 8 (+25%) also added value.
•Conversely, the biggest detractor was Bitfarms (-68%), in the software & services industry. From the same category, CleanSpark (-30%) and MARA Holdings (-21%) also hindered the fund. Lastly, stakes in Bakkt Holdings (-74%) and Block (-24%), from the financial services group, weighed on performance as well.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 19, 2022 through June 30, 2025. Initial investment of $10,000. Fidelity® Crypto Industry and Digital Payments ETF $10,000 $4,808 $7,450 $11,374 Fidelity Crypto Industry and Digital Payments Index℠ $10,000 $4,812 $7,479 $11,466 MSCI ACWI (All Country World Index) Index $10,000 $8,644 $10,111 $12,111 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Crypto Industry and Digital Payments ETF - NAV 22.94% 11.05% Fidelity Crypto Industry and Digital Payments Index℠ 23.13% 11.38% MSCI ACWI (All Country World Index) Index 16.54% 11.37% A From April 19, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 19, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 195,567,027
Holdings Count | shares	52
Advisory Fees Paid, Amount	$ 553,772
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$195,567,027
Number of Holdings	52
Total Advisory Fee	$553,772
Portfolio Turnover	79%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 52.0 Information Technology 44.7 Communication Services 2.1 Industrials 1.0 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 69.1 Canada 6.5 Japan 6.2 Australia 5.8 Brazil 3.0 Israel 2.7 China 1.8 Netherlands 1.3 Italy 1.2 Others 2.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 69.1 Canada - 6.5 Japan - 6.2 Australia - 5.8 Brazil - 3.0 Israel - 2.7 China - 1.8 Netherlands - 1.3 Italy - 1.2 Others - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coinbase Global Inc Class A 14.7 MARA Holdings Inc 5.4 Riot Platforms Inc 4.5 IREN Ltd 4.3 Cleanspark Inc 4.1 Core Scientific Inc 4.1 Applied Digital Corp 3.4 Block Inc Class A 3.3 Terawulf Inc 3.0 Etoro Group Ltd Class A 2.7 49.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.	The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Cloud Computing ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Cloud Computing ETF
Class Name	Fidelity® Cloud Computing ETF
Trading Symbol	FCLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Cloud Computing ETF for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Cloud Computing ETF	$ 43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending June 30, 2025, rising amid resilient economic growth throughout the world, a slowing in the pace of inflation in certain markets, global monetary easing and the benefit of generally weaker U.S. dollar for stocks abroad, despite elevated volatility stemming from changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, equity markets in the United States gained approximately 17% and contributed most to the fund's performance for the fiscal year, followed by emerging markets (+43%), especially China (+94%).
•By sector, information technology stocks gained 19% and contributed most, driven by the software & services industry (+23%). Real estate also helped, advancing approximately 12% and benefiting from strong results among equity real estate investment trusts (+12%). The industrials sector rose about 12%, boosted by commercial & professional services firms (+12%).
•In contrast, from a sector standpoint, consumer discretionary returned -3% and detracted most. This group was hampered by the consumer discretionary distribution & retail industry (-3%).
•Turning to individual stocks, the top contributor was MicroStrategy (+205%), from the software & services industry. Within the same category, exposure to Oracle (+47%), Snowflake (+66%), Twilio (+117%) and ServiceNow (+31%) lifted the fund.
•Conversely, the biggest detractor was technology hardware & equipment company Super Micro Computer (-62%). Lastly, stakes in DocuSign (-18%), Teradata (-36%), PagerDuty (-39%) and Five9 (-40%), in the software & services industry, hurt as well.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 5, 2021 through June 30, 2025. Initial investment of $10,000. Fidelity® Cloud Computing ETF $10,000 $6,331 $7,755 $9,629 $11,358 Fidelity Cloud Computing Index℠ $10,000 $6,385 $7,854 $9,710 $11,499 MSCI ACWI (All Country World Index) Index $10,000 $8,524 $9,970 $11,943 $13,918 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Cloud Computing ETF - NAV 17.96% 3.47% Fidelity Cloud Computing Index℠ 18.43% 3.81% MSCI ACWI (All Country World Index) Index 16.54% 9.25% A From October 5, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 05, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 92,340,103
Holdings Count | shares	53
Advisory Fees Paid, Amount	$ 320,134
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$92,340,103
Number of Holdings	53
Total Advisory Fee	$320,134
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 88.9 Real Estate 7.1 Consumer Discretionary 2.1 Industrials 1.6 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 93.7 China 3.5 Israel 1.8 Germany 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.7 China - 3.5 Israel - 1.8 Germany - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 4.8 Salesforce Inc 4.6 Servicenow Inc 4.5 MicroStrategy Inc Class A 4.5 Snowflake Inc Class A 4.0 Equinix Inc 3.7 Digital Realty Trust Inc 3.4 Datadog Inc Class A 3.3 Workday Inc Class A 3.3 Seagate Technology Holdings PLC 2.9 39.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Clean Energy ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Clean Energy ETF
Class Name	Fidelity® Clean Energy ETF
Trading Symbol	FRNW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Clean Energy ETF for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Clean Energy ETF	$ 41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Global equities achieved a strong gain for the 12 months ending June 30, 2025, rising amid resilient economic growth throughout the world, a slowing in the pace of inflation in certain markets, global monetary easing and the benefit of generally weaker U.S. dollar for stocks abroad, despite elevated volatility stemming from changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, equity markets in the United States gained approximately 12% and contributed most to the fund's performance for the fiscal year, followed by Europe ex U.K. (+5%), especially Germany (+31%).
•By sector, industrials advanced about 32% and contributed most, driven by the capital goods industry (+32%). Exposure to utilities stocks also helped (+6%).
•Conversely, Japan returned approximately -27% and was a notable detractor. From a sector standpoint, information technology returned approximately -20% and hurt most. This group was hampered by semiconductors & semiconductor equipment stocks (-27%). Stakes in materials companies (-1%) also hurt.
•Turning to individual stocks, the top contributor was GE Vernova (+202%), from the capital goods group. Within the same category, positions in Bloom Energy (+94%) and Goldwind Science & Technology (+137%) helped as well. Utilities stocks Acciona (+57%) and E.ON (+63%) added value too.
•In contrast, the biggest detractor was Enphase Energy (-60%), from the semiconductors & semiconductor equipment industry. In that same group, stakes in First Solar (-27%) and Xinyi Solar Holdings (-35%) hurt too. Another notable detractor was utilities holding Sunnova Energy International (-96%). Lastly, Vestas Wind Systems, within the capital goods group, returned about -35% and further pressured performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 5, 2021 through June 30, 2025. Initial investment of $10,000. Fidelity® Clean Energy ETF $10,000 $8,388 $8,397 $5,931 $6,455 Fidelity Clean Energy Index℠ $10,000 $8,508 $8,539 $6,049 $6,606 MSCI ACWI (All Country World Index) Index $10,000 $8,524 $9,970 $11,943 $13,918 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Clean Energy ETF - NAV 8.84% -11.05% Fidelity Clean Energy Index℠ 9.22% -10.50% MSCI ACWI (All Country World Index) Index 16.54% 9.25% A From October 5, 2021 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 05, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 25,686,079
Holdings Count | shares	53
Advisory Fees Paid, Amount	$ 98,256
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$25,686,079
Number of Holdings	53
Total Advisory Fee	$98,256
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Utilities 46.6 Industrials 31.6 Information Technology 19.5 Materials 1.9 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 34.0 China 11.1 Canada 9.4 Spain 7.2 Denmark 6.7 Germany 5.0 Korea (South) 4.7 New Zealand 3.9 Portugal 3.7 Others 14.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 34.0 China - 11.1 Canada - 9.4 Spain - 7.2 Denmark - 6.7 Germany - 5.0 Korea (South) - 4.7 New Zealand - 3.9 Portugal - 3.7 Others - 14.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Vernova Inc 4.8 First Solar Inc 4.2 EDP SA 3.7 Vestas Wind Systems A/S 3.6 Orsted AS 3.1 NEXTracker Inc Class A 2.9 Itron Inc 2.8 Bloom Energy Corp Class A 2.7 Verbund AG Class A 2.7 Ormat Technologies Inc 2.7 33.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund changed its classification from non-diversified to diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Enhanced Large Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Large Cap Value ETF
Class Name	Fidelity® Enhanced Large Cap Value ETF
Trading Symbol	FELV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced Large Cap Value ETF for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Value ETF	$ 19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Value Index for the fiscal year, led by the health care sector, primarily within the pharmaceuticals, biotechnology & life sciences industry. Picks in consumer staples also helped. Investment choices and an underweight in energy helped as well.
•The top individual relative contributor was an overweight in Carvana (+161%). An underweight in Regeneron Pharmaceuticals (-50%), a stake established this period, also helped. Exposure to shares of Twilio (+101%) added value as well, though the stock was no longer held at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in information technology. Investment choices in industrials, primarily within the capital goods industry, also hurt, along with utilities.
•The biggest individual relative detractor was an underweight in Micron Technology (-6%). The position was decreased this period. Non-benchmark exposure to Adobe returned approximately -29% and hurt as well. A position in GE Vernova (+115%) was another challenge. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the communication services and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2015 through June 30, 2025. Initial investment of $10,000. Fidelity® Enhanced Large Cap Value ETF $10,000 $10,097 $11,741 $12,937 $13,754 $12,666 $18,718 $17,791 $19,612 $22,435 $25,463 Russell 1000® Value Index $10,000 $10,286 $11,884 $12,688 $13,762 $12,546 $18,026 $16,797 $18,735 $21,181 $24,083 Russell 1000® Index $10,000 $10,293 $12,149 $13,916 $15,310 $16,455 $23,543 $20,474 $24,438 $30,274 $35,016 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Enhanced Large Cap Value ETF - NAV A 13.49% 14.99% 9.80% Russell 1000® Value Index 13.70% 13.93% 9.19% Russell 1000® Index 15.66% 16.30% 13.35% A Returns prior to the conversion are those of the former corresponding fund Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,317,829,364
Holdings Count | shares	383
Advisory Fees Paid, Amount	$ 3,713,212
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,317,829,364
Number of Holdings	383
Total Advisory Fee	$3,713,212
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.6 Industrials 13.9 Health Care 13.0 Information Technology 10.7 Consumer Discretionary 7.8 Communication Services 7.5 Consumer Staples 6.1 Energy 5.6 Materials 5.0 Real Estate 3.7 Utilities 3.7 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 99.5 Ireland 0.2 United Kingdom 0.2 Brazil 0.1 Puerto Rico 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Ireland - 0.2 United Kingdom - 0.2 Brazil - 0.1 Puerto Rico - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Berkshire Hathaway Inc Class B 3.4 JPMorgan Chase & Co 2.8 Exxon Mobil Corp 1.7 Bank of America Corp 1.7 Philip Morris International Inc 1.6 Amazon.com Inc 1.5 Walmart Inc 1.5 Walt Disney Co/The 1.4 Alphabet Inc Class A 1.4 Johnson & Johnson 1.2 18.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Enhanced International ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced International ETF
Class Name	Fidelity® Enhanced International ETF
Trading Symbol	FENI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced International ETF for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced International ETF	$ 31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending June 30, 2025, rising amid resilient global economic growth, a slowing in the pace of inflation in certain markets, global monetary easing and a generally weaker U.S. dollar, despite elevated volatility stemming from changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, security selection and an underweight in Europe ex U.K. and picks in the U.K. contributed to the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary contributor, especially within consumer staples, where picks among food, beverage & tobacco stocks helped most. Investment choices in materials and financials also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in LVMH Moet Hennessy Louis Vuitton (-30%). Outsized exposure to shares of Rolls-Royce (+131%) helped as well. A stake in Softbank (+29%), a position established this period, was another plus.
•In contrast, from a regional standpoint, stock picking and an underweight in Japan detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection among industrials firms. An overweight in information technology, primarily within the semiconductors & semiconductor equipment industry, and materials also hurt.
•The biggest individual relative detractor was an underweight in Rheinmetall (+316%), a position established this period. Avoiding Mitsubishi Heavy Industries, a benchmark component that gained approximately 136%, also hurt. A smaller-than-index holding in Nintendo (+83%), which was not held at period end, further detracted.
•Notable changes in geographic positioning include decreased exposure to Denmark and a higher allocation to Germany. By sector, meaningful shifts include increased exposure to communication services and financials stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2015 through June 30, 2025. Initial investment of $10,000. Fidelity® Enhanced International ETF $10,000 $9,040 $11,038 $11,860 $11,706 $10,969 $14,678 $12,046 $14,302 $16,382 $19,795 MSCI EAFE Index $10,000 $9,001 $10,847 $11,614 $11,766 $11,183 $14,829 $12,221 $14,546 $16,261 $19,197 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Enhanced International ETF - NAV A 20.83% 12.53% 7.07% MSCI EAFE Index 18.06% 11.41% 6.74% A Returns prior to the conversion are those of the former corresponding fund Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,192,488,948
Holdings Count | shares	301
Advisory Fees Paid, Amount	$ 5,558,713
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$3,192,488,948
Number of Holdings	301
Total Advisory Fee	$5,558,713
Portfolio Turnover	73%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 25.0 Industrials 20.1 Health Care 10.5 Information Technology 8.7 Consumer Discretionary 8.2 Materials 6.4 Consumer Staples 6.3 Communication Services 5.3 Utilities 4.1 Energy 3.4 Real Estate 0.2 Common Stocks 97.6 Preferred Stocks 0.6 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Preferred Stocks - 0.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 Japan 21.8 United States 11.1 United Kingdom 10.7 Germany 10.5 France 8.5 Australia 6.6 Switzerland 4.6 Netherlands 4.2 Spain 3.6 Others 18.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 21.8 United States - 11.1 United Kingdom - 10.7 Germany - 10.5 France - 8.5 Australia - 6.6 Switzerland - 4.6 Netherlands - 4.2 Spain - 3.6 Others - 18.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 2.1 Novartis AG 1.8 Siemens AG 1.5 Roche Holding AG 1.4 Allianz SE 1.4 SAP SE 1.2 TotalEnergies SE 1.2 Banco Santander SA 1.2 Rolls-Royce Holdings PLC 1.2 HSBC Holdings PLC 1.1 14.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Enhanced Large Cap Core ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Large Cap Core ETF
Class Name	Fidelity® Enhanced Large Cap Core ETF
Trading Symbol	FELC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced Large Cap Core ETF for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Core ETF	$ 19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within the industrials sector. Stock picks in information technology also hurt. Further detracting from the portfolio's relative result were investment choices and an overweight in consumer discretionary, primarily within the automobiles & components industry.
•The largest individual relative detractor was an underweight in Palantir Technologies (+266%), a stake established this period. An underweight in Tesla (+61%) also hurt. The investment was increased prior to June 30. An overweight in Adobe (-30%) detracted as well.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Picks in consumer staples, primarily among food, beverage & tobacco firms, also boosted the fund's relative return. Investment choices and an outsized exposure to communication services, primarily within the media & entertainment industry, helped as well.
•The fund's non-benchmark stake in Carvana gained 154% and was the top individual relative contributor. This period the fund's investment in the stock was decreased. An overweight in Netflix (+97%) was another plus. The company was one of our biggest holdings at period end. A non-benchmark stake in Exelixis gained about 96% and notably bolstered performance, although the position was reduced this period.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2015 through June 30, 2025. Initial investment of $10,000. Fidelity® Enhanced Large Cap Core ETF $10,000 $10,093 $11,754 $13,714 $14,876 $15,979 $22,814 $20,828 $24,553 $30,921 $35,273 S&P 500® Index $10,000 $10,399 $12,260 $14,023 $15,483 $16,645 $23,436 $20,948 $25,053 $31,204 $35,936 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Enhanced Large Cap Core ETF - NAV A 14.07% 17.16% 13.43% S&P 500® Index 15.16% 16.64% 13.65% A Returns prior to the conversion are those of the former corresponding fund Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,685,165,300
Holdings Count | shares	199
Advisory Fees Paid, Amount	$ 7,153,740
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$4,685,165,300
Number of Holdings	199
Total Advisory Fee	$7,153,740
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.8 Financials 14.7 Communication Services 11.7 Consumer Discretionary 10.7 Health Care 10.0 Industrials 9.7 Consumer Staples 3.5 Energy 2.6 Materials 2.3 Real Estate 1.2 Utilities 0.8 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 100.0 United Kingdom 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 United Kingdom - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.8 Microsoft Corp 6.7 Apple Inc 6.3 Amazon.com Inc 4.2 Meta Platforms Inc Class A 3.0 Broadcom Inc 3.0 Berkshire Hathaway Inc Class B 2.2 Alphabet Inc Class C 2.1 Alphabet Inc Class A 1.9 JPMorgan Chase & Co 1.9 39.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Enhanced Large Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Large Cap Growth ETF
Class Name	Fidelity® Enhanced Large Cap Growth ETF
Trading Symbol	FELG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced Large Cap Growth ETF for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Growth ETF	$ 19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by the information technology sector. Picks in financials, primarily within the financial services industry, also hurt. Investment choices and an underweight in utilities pressured the portfolio's relative return as well.
•The largest individual relative detractor was an underweight in Palantir Technologies (+438%), a position established this period. A non-benchmark stake in Abercrombie & Fitch returned about -53% and hurt too. Another notable relative detractor was an overweight stake in Merck (-34%).
•In contrast, the biggest contributor to performance versus the benchmark was security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Picks and an overweight in communication services, especially among media & entertainment firms, in addition to investment choices and an underweight in consumer staples, further boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Roblox (+90%), a position established this period. Outsized exposure to Exelixis (+92%) also helped. A larger-than-benchmark stake in Netflix (+98%) was another plus. The company was one of the fund's biggest holdings at period end.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2015 through June 30, 2025. Initial investment of $10,000. Fidelity® Enhanced Large Cap Growth ETF $10,000 $10,059 $11,918 $14,475 $15,717 $19,077 $27,473 $22,858 $28,403 $38,437 $44,337 Russell 1000® Growth Index $10,000 $10,302 $12,406 $15,199 $16,956 $20,904 $29,787 $24,195 $30,754 $41,051 $48,119 Russell 1000® Index $10,000 $10,293 $12,149 $13,916 $15,310 $16,455 $23,543 $20,474 $24,438 $30,274 $35,016 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Enhanced Large Cap Growth ETF - NAV A 15.35% 18.37% 16.06% Russell 1000® Growth Index 17.22% 18.15% 17.01% Russell 1000® Index 15.66% 16.30% 13.35% A Returns prior to the conversion are those of the former corresponding fund Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,687,451,470
Holdings Count | shares	109
Advisory Fees Paid, Amount	$ 5,510,653
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$3,687,451,470
Number of Holdings	109
Total Advisory Fee	$5,510,653
Portfolio Turnover	60%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 48.8 Consumer Discretionary 15.6 Communication Services 12.7 Health Care 7.1 Industrials 5.7 Financials 5.3 Consumer Staples 1.3 Materials 0.8 Energy 0.7 Real Estate 0.1 Common Stocks 98.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 99.8 Finland 0.1 United Kingdom 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Finland - 0.1 United Kingdom - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 12.8 Microsoft Corp 12.0 Apple Inc 9.9 Amazon.com Inc 5.7 Meta Platforms Inc Class A 4.6 Broadcom Inc 4.6 Tesla Inc 3.2 Netflix Inc 2.5 Alphabet Inc Class C 2.4 Alphabet Inc Class A 2.2 59.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Enhanced Small Cap ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Small Cap ETF
Class Name	Fidelity® Enhanced Small Cap ETF
Trading Symbol	FESM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced Small Cap ETF for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Small Cap ETF	$ 30	0.28%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, led by the health care sector, where our stock picks among health care equipment & services stocks helped most. Investment choices in communication services and financials boosted the fund's relative result as well.
•The top individual relative contributor was an overweight in Lumen Technologies (+255%). Outsized exposure to Dave (+225%), a stake established this period, was another plus. The company was one of our biggest holdings at period end. A non-benchmark stake in Carvana (+168%) helped as well.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer discretionary. Security selection in energy also hampered the fund's result. Investment choices and an underweight in utilities hurt too.
•The biggest individual relative detractor was an overweight in Abercrombie & Fitch (-53%). However, the position was increased this period, making it one of the fund's biggest holdings on June 30. An overweight in Helmerich & Payne (-55%) also helped. This was an investment established this period. Another performance challenge was a stake in Rocket Lab (+35%).
•Notable changes in positioning include increased exposure to the real estate and financials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2015 through June 30, 2025. Initial investment of $10,000. Fidelity® Enhanced Small Cap ETF $10,000 $9,365 $11,424 $12,949 $12,328 $11,141 $18,746 $14,591 $16,858 $19,250 $21,404 Russell 2000® Index $10,000 $9,327 $11,621 $13,663 $13,211 $12,335 $19,987 $14,951 $16,790 $18,479 $19,898 Russell 3000® Index $10,000 $10,214 $12,104 $13,893 $15,141 $16,130 $23,253 $20,029 $23,825 $29,335 $33,822 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Enhanced Small Cap ETF - NAV A 11.19% 13.95% 7.91% Russell 2000® Index 7.68% 10.04% 7.12% Russell 3000® Index 15.30% 15.96% 12.96% A Returns prior to the conversion are those of the former corresponding fund Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,899,023,041
Holdings Count | shares	603
Advisory Fees Paid, Amount	$ 3,895,750
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$1,899,023,041
Number of Holdings	603
Total Advisory Fee	$3,895,750
Portfolio Turnover	73%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.7 Industrials 16.6 Information Technology 15.1 Health Care 15.0 Consumer Discretionary 10.2 Materials 5.4 Real Estate 5.3 Energy 4.3 Communication Services 2.7 Consumer Staples 2.5 Utilities 2.5 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 98.6 Thailand 0.4 Ireland 0.2 Canada 0.2 Puerto Rico 0.1 Switzerland 0.1 Monaco 0.1 Norway 0.1 Panama 0.1 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.6 Thailand - 0.4 Ireland - 0.2 Canada - 0.2 Puerto Rico - 0.1 Switzerland - 0.1 Monaco - 0.1 Norway - 0.1 Panama - 0.1 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Guardant Health Inc 0.9 Q2 Holdings Inc 0.8 Coeur Mining Inc 0.8 Dave Inc Class A 0.8 Option Care Health Inc 0.8 Credo Technology Group Holding Ltd 0.8 CareTrust REIT Inc 0.7 SkyWest Inc 0.7 HealthEquity Inc 0.7 Southwest Gas Holdings Inc 0.7 7.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.	The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Enhanced Mid Cap ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Mid Cap ETF
Class Name	Fidelity® Enhanced Mid Cap ETF
Trading Symbol	FMDE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced Mid Cap ETF for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Mid Cap ETF	$ 25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell MidCap Index for the fiscal year, led by the consumer discretionary sector. Stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, as well as industrials, especially among capital goods firms, further boosted the fund's relative result.
•The top individual relative contributor was an overweight in Carvana (+156%), a position established this period. The stock was among our biggest holdings at period end. Outsized exposure to Roblox (+185%), a holding purchased prior to June 30, also helped. The company was among the fund's largest holdings at period end. A larger-than-benchmark stake in Howmet Aerospace (+140%) was another plus. The stock was the portfolio's biggest holding at period end.
•In contrast, the most sizable detractor from performance versus the benchmark was security selection in information technology. Underweight allocations to utilities and real estate hurt as well.
•The largest individual relative detractor was a stake in Palantir Technologies (+373%), an investment established this period. The stock also was among our largest holdings this period. Comparatively small exposure to Robinhood Markets (+312%) helped as well given that the fund's stake in the stock was decreased this period. A holding in MicroStrategy (+33%) also detracted, and this position was no longer in the fund at period end.
•Notable changes in positioning include increased exposure to the communication services and real estate sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2015 through June 30, 2025. Initial investment of $10,000. Fidelity® Enhanced Mid Cap ETF $10,000 $9,726 $11,464 $12,782 $13,362 $12,971 $19,441 $16,544 $19,010 $22,095 $26,116 Russell Midcap® Index $10,000 $10,056 $11,713 $13,157 $14,187 $13,869 $20,776 $17,182 $19,746 $22,289 $25,678 Russell 3000® Index $10,000 $10,214 $12,104 $13,893 $15,141 $16,130 $23,253 $20,029 $23,825 $29,335 $33,822 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Enhanced Mid Cap ETF - NAV A 18.20% 15.02% 10.08% Russell Midcap® Index 15.21% 13.11% 9.89% Russell 3000® Index 15.30% 15.96% 12.96% A Returns prior to the conversion are those of the former corresponding fund Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 2,837,676,062
Holdings Count | shares	366
Advisory Fees Paid, Amount	$ 5,129,920
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,837,676,062
Number of Holdings	366
Total Advisory Fee	$5,129,920
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 17.8 Financials 16.8 Information Technology 13.4 Consumer Discretionary 13.4 Health Care 9.2 Real Estate 8.1 Materials 4.7 Energy 4.6 Communication Services 4.0 Utilities 4.0 Consumer Staples 3.1 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 98.8 Korea (South) 0.7 United Kingdom 0.3 Brazil 0.1 Canada 0.1 Puerto Rico 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.8 Korea (South) - 0.7 United Kingdom - 0.3 Brazil - 0.1 Canada - 0.1 Puerto Rico - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Howmet Aerospace Inc 1.3 Bank of New York Mellon Corp/The 1.1 ROBLOX Corp Class A 1.1 Axon Enterprise Inc 1.0 Cheniere Energy Inc 1.0 Digital Realty Trust Inc 1.0 Carvana Co Class A 1.0 MSCI Inc 1.0 Allstate Corp/The 0.9 Veeva Systems Inc Class A 0.9 10.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
The fund modified its principal investment strategies during the reporting period.
The fund modified its principal investment risks during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Material Fund Change Risks Change [Text Block]	The fund modified its principal investment risks during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-FIDELITY
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Enhanced U.S. All-Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced U.S. All-Cap Equity ETF
Class Name	Fidelity® Enhanced U.S. All-Cap Equity ETF
Trading Symbol	FEAC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced U.S. All-Cap Equity ETF for the period November 19, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced U.S. All-Cap Equity ETF A	$ 11	0.18%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.18%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks gained ground between the fund's November 19, 2024, inception date and the fund's June 30, 2025, fiscal year end, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to performance versus the Russell 3000 Index for the reporting period, especially in the communication services, health care and consumer discretionary sectors. Picks in energy also helped.
•The largest individual relative contributor was an overweight in Netflix (+52%). Outsized exposure to Advanced Micro Devices (+23%) helped, as well. Adding further value in relative terms was an overweight in KLA (+46%).
•In contrast, the biggest detractor from performance versus the benchmark was security selection in information technology, primarily within the software & services industry. An overweight in health care also hurt.
•The largest individual relative detractor was a lack of exposure to benchmark component Palantir Technologies (+119%). An overweight in Adobe (-23%) also weighed on relative performance. An outsized stake in Fiserv (-25%) further hampered the fund's relative result.
•Notable changes in positioning include increased exposure to the information technology and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 19, 2024 through June 30, 2025. Initial investment of $10,000. Fidelity® Enhanced U.S. All-Cap Equity ETF $10,000 $10,534 Russell 3000® Index $10,000 $10,493 2024 2025
Average Annual Return [Table Text Block]	Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,249,875
Holdings Count | shares	419
Advisory Fees Paid, Amount	$ 4,835
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$5,249,875
Number of Holdings	419
Total Advisory Fee	$4,835
Portfolio Turnover	101%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.7 Financials 14.1 Consumer Discretionary 11.7 Health Care 11.4 Communication Services 10.8 Industrials 10.4 Consumer Staples 3.0 Energy 2.9 Materials 2.9 Real Estate 1.7 Utilities 0.3 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 99.2 Korea (South) 0.3 United Kingdom 0.1 Canada 0.1 Monaco 0.1 Brazil 0.1 Bailiwick Of Guernsey 0.1 Ireland 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.2 Korea (South) - 0.3 United Kingdom - 0.1 Canada - 0.1 Monaco - 0.1 Brazil - 0.1 Bailiwick Of Guernsey - 0.1 Ireland - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 6.9 Microsoft Corp 5.6 Apple Inc 4.4 Broadcom Inc 2.8 Amazon.com Inc 2.8 Meta Platforms Inc Class A 2.0 Alphabet Inc Class A 1.8 Netflix Inc 1.7 Walmart Inc 1.4 Home Depot Inc/The 1.3 30.7
Fidelity Enhanced Emerging Markets ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Emerging Markets ETF
Class Name	Fidelity® Enhanced Emerging Markets ETF
Trading Symbol	FEMR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Enhanced Emerging Markets ETF for the period November 19, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Emerging Markets ETF A	$ 25	0.38%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.38%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain between the fund's November 19, 2024, inception date and the fund's June 30, 2025, fiscal year end, rising amid resilient global economic growth, a slowing in the pace of inflation in certain markets, global monetary easing and a generally weaker U.S. dollar, despite elevated volatility stemming from changes to U.S. tariff policy and reactive tariff countermeasures from other countries.
•Against this backdrop, security selection in Emerging Asia, especially South Korea, and an underweight in the Middle East contributed to the fund's performance versus the MSCI Emerging Markets Index for the reporting period.
•By sector, security selection was the primary contributor, especially in utilities, health care and consumer discretionary. Within the latter category, picks among consumer discretionary distribution & retail stocks notably helped.
•The top individual relative contributor was an overweight in Pop Mart International Group (+239%), a position added this period. Outsized exposure to Hanwha Aerospace (+136%) also helped. A larger-than-index stake in Korea Electric Power (+72%) was another plus. This position was increased during the reporting period.
•In contrast, from a geographic standpoint, positioning in Taiwan and security selection in China, South Africa and India detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in the information technology sector, primarily within the technology hardware & equipment industry. Stock picking and an underweight in financials also hurt.
•The biggest individual relative detractor was a stake in Xiaomi (+101%), a position that was increased during the period. An overweight in Infosys (-15%) hurt, as well. Exposure to shares of Alibaba Group Holding (+31%), whose portfolio stake grew during the period, further pressured performance.
•Notable changes in sector positioning include an increase to the utility and communication services sectors and a reduction to information technology and health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 19, 2024 through June 30, 2025. Initial investment of $10,000. Fidelity® Enhanced Emerging Markets ETF $10,000 $11,400 MSCI Emerging Markets Index $10,000 $11,338 2024 2025
Average Annual Return [Table Text Block]	Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 11,217,856
Holdings Count | shares	140
Advisory Fees Paid, Amount	$ 24,081
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$11,217,856
Number of Holdings	140
Total Advisory Fee	$24,081
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.6 Financials 21.7 Consumer Discretionary 15.5 Industrials 8.7 Communication Services 8.5 Consumer Staples 5.3 Health Care 4.3 Energy 3.3 Materials 2.6 Utilities 2.4 Real Estate 1.9 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 China 31.1 Taiwan 19.0 India 15.0 Korea (South) 12.1 Brazil 5.4 South Africa 2.1 United States 1.9 Saudi Arabia 1.7 United Arab Emirates 1.6 Others 10.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 31.1 Taiwan - 19.0 India - 15.0 Korea (South) - 12.1 Brazil - 5.4 South Africa - 2.1 United States - 1.9 Saudi Arabia - 1.7 United Arab Emirates - 1.6 Others - 10.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 10.1 Tencent Holdings Ltd 4.9 Alibaba Group Holding Ltd 3.1 HDFC Bank Ltd ADR 3.1 ICICI Bank Ltd ADR 2.5 SK Hynix Inc 2.4 Samsung Electronics Co Ltd 2.1 Xiaomi Corp B Shares 2.0 Infosys Ltd ADR 1.9 Mahindra & Mahindra Ltd GDR 1.6 33.7